UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-06235

The U.S. Treasury Money Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Cash Management Trust of America
The U.S. Treasury Money Fund of America
The Tax-Exempt Money Fund of America

[photo – hand on laptop touchpad]

Semi-annual report for the six months ended March 31, 2009

The Cash Management Trust of America® seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The U.S. Treasury Money Fund of AmericaSM seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities.

The Tax-Exempt Money Fund of AmericaSM seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, by investing primarily in securities exempt from regular federal income tax.

These money market funds are three of the American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Investing for short periods makes losses more likely.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank. The funds are participating in the Temporary Guarantee Program for Money Market Funds established by the United States Treasury Department. The program currently runs until September 18, 2009. For more information regarding this program and the funds’ participation, please see the funds’ prospectus and visit the Treasury’s website at ustreas.gov. For current information and month-end results, visit americanfunds.com.

The total annual fund operating expense ratios for Class A shares for the 12 months ended March 31, 2009, were 0.51% for The Cash Management Trust of America, 0.45% for The U.S. Treasury Money Fund of America and 0.48% for The Tax-Exempt Money Fund of America. These figures do not reflect the fee waivers/reimbursements described below.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. For The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, the investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. For The Cash Management Trust of America, the investment adviser waived 10% of its management fees from October 1, 2005, through December 31, 2008. The investment adviser also has reimbursed certain expenses for The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fund results shown reflect the waivers and/or reimbursements, without which they would have been lower. Please see the Financial Highlights tables on pages 20, 44 and 68 for details.

Results for Classes B, C, F and 529 of The Cash Management Trust of America can be found on page 19.

Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income may be taxable.

[photo – person working on laptop and writing on paper with a pen]

Fellow shareholders:

When we last reported to you six months ago, the economy and financial markets had entered one of the most challenging and turbulent periods in decades. Extreme weakness in the real estate and mortgage markets resulted in steep losses for a number of the largest financial institutions. In some cases this resulted in mergers with stronger institutions or the injection of government aid. As investors became increasingly reluctant to lend, the credit markets ceased to function normally.

Throughout the six months ended March 31, 2009, wary investors continued to seek relative safety in money markets and government securities. All three of our money market funds provided a constant net asset value of $1.00 per share. However, reflecting the very low, near-zero yields on high-quality money market securities, income was modest.

The funds’ results

The Cash Management Trust of America produced an income return of 0.34% (0.68% annualized), with dividends reinvested, for the first half of the fund’s fiscal year. The fund’s annualized seven-day yield as of March 31, 2009, was 0.21%.

The U.S. Treasury Money Fund of America generated an income return of 0.09% (0.18% annualized), with dividends reinvested, for the six months ended March 31, 2009. Rates on short-term Treasuries had dropped to virtually zero — in some instances to zero or below — at the period’s close. As a result, the fund was unable to pay any dividend for the seven days ended March 31, 2009.

The Tax-Exempt Money Fund of America provided a federally tax-exempt income return of 0.33% (0.66% annualized), with dividends reinvested, for the six months. This is equivalent to a taxable return of 0.51% (1.02% annualized) for investors in the 35% tax bracket. A portion of this return may also be exempt from some state and local taxes. The fund’s annualized seven-day yield at March 31, 2009, was 0.00%.

Economic downturn

In the closing months of calendar year 2008, the economy moved deeper into recession as companies increasingly cut their payrolls, consumer spending slowed and credit became severely constricted. The federal government took a number of aggressive steps to bolster the economy and loosen the credit markets.

[Begin Sidebar]
Your funds’ annualized seven-day SEC yields as of March 31, 2009

Seven-day yield: Unlike a fund’s income return, which reflects income generated over the period, the seven-day SEC yield is calculated by annualizing dividends paid by a fund during the last seven days. This calculation more accurately reflects a fund’s current earnings.

The Cash Management Trust of America	0.21%

The U.S. Treasury Money Fund of America
(reflecting a reimbursement, –0.20% without the reimbursement)	0.00%

The Tax-Exempt Money Fund of America
(reflecting a reimbursement, –0.13% without the reimbursement)	0.00%

The Tax-Exempt Money Fund of America (taxable equivalent yield)[1]
(reflecting a reimbursement, –0.20% without the reimbursement)	0.00%

Consumer Price Index and federal funds target rate vs. fund yields2
For the five years ended March 31, 2009 (plotted monthly)

[begin line chart]
		Cash Management Trust of America	The U.S. Treasury Money Fund of America[4]	The Tax-Exempt Money Fund of America[1]	Federal funds rate (target rate)[3]	Consumer Price Index (inflation)
Year	Mar-04	0.60	0.30	0.66	1.00	1.74
	Apr-04	0.67	0.39	0.74	1.00	2.29
	May-04	0.73	0.29	0.82	1.00	3.05
	Jun-04	0.67	0.39	0.88	1.00	3.27
	Jul-04	1.03	0.49	0.88	1.25	2.99
	Aug-04	1.42	0.76	0.98	1.50	2.65
	Sep-04	1.51	0.88	1.12	1.75	2.54
	Oct-04	1.47	1.04	1.54	1.75	3.19
	Nov-04	1.50	1.13	1.88	2.00	3.52
	Dec-04	1.69	1.43	1.98	2.25	3.26
2005	Jan-05	1.76	1.48	1.85	2.25	2.97
	Feb-05	1.89	1.64	2.26	2.50	3.01
	Mar-05	2.12	1.98	2.34	2.75	3.15
	Apr-05	2.31	2.10	2.69	2.75	3.51
	May-05	2.50	2.22	3.25	3.00	2.80
	Jun-05	2.51	2.29	3.26	3.00	2.53
	Jul-05	2.84	2.58	3.18	3.25	3.17
	Aug-05	3.05	2.69	3.23	3.50	3.64
	Sep-05	3.17	2.77	3.12	3.75	4.69
	Oct-05	3.35	2.93	3.48	3.75	4.35
	Nov-05	3.54	3.04	3.58	4.00	3.46
	Dec-05	3.73	3.19	3.85	4.25	3.42
2006	Jan-06	3.95	3.44	3.97	4.50	3.99
	Feb-06	3.99	3.60	4.11	4.50	3.60
	Mar-06	4.09	3.78	4.00	4.75	3.36
	Apr-06	4.34	4.06	4.40	4.75	3.55
	May-06	4.54	4.09	4.65	5.00	4.17
	Jun-06	4.68	4.24	4.63	5.25	4.32
	Jul-06	4.87	4.35	4.65	5.25	4.15
	Aug-06	4.88	4.50	4.78	5.25	3.82
	Sep-06	4.81	4.41	4.80	5.25	2.06
	Oct-06	4.81	4.33	4.75	5.25	1.31
	Nov-06	4.87	4.46	4.71	5.25	1.97
	Dec-06	4.79	4.41	4.72	5.25	2.54
2007	Jan-07	4.84	4.46	4.69	5.25	2.08
	Feb-07	4.79	4.51	4.88	5.25	2.42
	Mar-07	4.79	4.50	4.92	5.25	2.78
	Apr-07	4.87	4.43	4.89	5.25	2.57
	May-07	4.86	4.40	5.03	5.25	2.69
	Jun-07	4.83	4.31	4.98	5.25	2.69
	Jul-07	4.86	4.36	4.97	5.25	2.36
	Aug-07	4.83	4.03	4.97	5.25	1.97
	Sep-07	4.83	3.80	5.00	4.75	2.76
	Oct-07	4.55	3.57	4.77	4.50	3.54
	Nov-07	4.24	3.37	4.69	4.50	4.31
	Dec-07	4.04	2.79	4.40	4.25	4.08
2008	Jan-08	3.58	2.67	3.68	3.00	4.28
	Feb-08	2.79	2.29	3.02	3.00	4.03
	Mar-08	2.12	1.47	2.26	2.25	3.98
	Apr-08	1.92	1.34	2.35	2.00	3.94
	May-08	1.79	1.06	2.20	2.00	4.18
	Jun-08	1.82	1.13	2.08	2.00	5.02
	Jul-08	1.73	1.29	1.92	2.00	5.60
	Aug-08	1.64	1.35	1.77	2.00	5.37
	Sep-08	1.64	0.74	3.65	2.00	4.94
	Oct-08	1.33	0.46	2.68	1.00	3.66
	Nov-08	0.91	0.27	1.58	1.00	1.07
	Dec-08	0.65	0.15	0.88	0 - 0.25	0.09
2009	Jan-09	0.32	0.00	0.15	0 - 0.25	0.03
	Feb-09	0.19	0.00	0.11	0 - 0.25	0.24
	Mar-09	0.21	0.00	0.00	0 - 0.25	-0.38
[end line chart]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser has reimbursed certain expenses for The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fund results shown reflect the reimbursements, without which they would have been lower. Please see the Financial Highlights tables on pages 20, 44 and 68 for details.

[1]Represents the fund’s taxable equivalent yield calculated at the maximum effective 35.0% federal tax rate.
[2]Equivalent to Securities and Exchange Commission (SEC) yields. Represents the seven-day month-end averages.
3As of 12/16/2008, the Federal Reserve lowered the federal funds rate to a range of 0%–0.25%.

[4]Because income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund’s taxable equivalent yield would be higher than the rates shown in the chart.

[End Sidebar]

The Federal Reserve slashed the federal funds rate to a historic low of 0%–0.25% in mid-December. In addition, the U.S. Treasury Department and the Fed initiated numerous guarantee policies and lending facilities, including programs to support markets for commercial paper and asset-backed commercial paper. As a result of these programs, as well as an increase in the issuance of government securities, the markets began to function more normally.

The impact on our funds

Our goal in managing your funds has always been to protect the money you have invested while seeking to provide a reasonable return. Given the turbulence in the markets during the period, we made some shifts in the composition of The Cash Management Trust of America’s portfolio, including increasing the fund’s holdings of U.S. Treasury bills and federal agency discount notes.

Challenging times like these serve as a reminder of the relative stability that money market funds can help provide as part of a diversified portfolio that includes stock and bond mutual funds. Money market funds can also be used to earmark cash for future investment opportunities. The funds offer check-writing privileges, and access to your account is available 24 hours a day at americanfunds.com.

Important changes for your funds

Effective May 1, 2009, American Funds closed these three funds to new investors and introduced the new American Funds Money Market Fund.SM Shareholders in the existing funds were mailed important proxy ballots regarding these changes. We encourage you to review the proxy and vote.

We take this opportunity to welcome the new shareholders who joined us over the past six months. The number of accounts in the three funds rose more than 33% during that time.

We thank you for selecting an American Funds money market fund for your investment portfolio. We appreciate your confidence and look forward to helping you achieve your long-term financial goals.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Boards

/s/ Abner D. Goldstine

Abner D. Goldstine
President

May 5, 2009

For current information about the funds, visit americanfunds.com.

The Cash Management Trust of America

Investment portfolio
March 31, 2009
unaudited

Percent of net assets
Federal agency discount notes	62.6%
U.S. Treasuries	28.4
Discount notes	4.1
Commercial paper	3.0
U.S. government agency-guaranteed commercial paper	2.1
Other assets less liabilities	(0.2)
Total	100.0%

		Principal
	Yield at	amount	Value
Short-term securities - 100.24%	acquisition	(000)	(000)

Federal agency discount notes - 62.56%
Freddie Mac
April 1, 2009	0.32%	$315,150	$315,146
April 2, 2009	0.24	95,545	95,543
April 6, 2009	0.18	547,159	547,113
April 13, 2009	0.20	776,892	776,750
April 14, 2009	0.28	19,000	18,997
April 20, 2009	0.29	209,000	208,940
April 21, 2009	0.23	275,000	274,954
April 22, 2009	0.25	36,700	36,694
April 23, 2009	0.35	34,700	34,692
April 24, 2009	0.30	21,859	21,855
April 27, 2009	0.34	244,355	244,265
May 4, 2009	0.35	104,100	104,055
May 5, 2009	0.37	25,000	24,989
May 11, 2009	0.37	372,438	372,255
May 12, 2009	0.25	18,000	17,991
May 13, 2009	0.25	90,778	90,735
May 15, 2009	0.38	51,433	51,407
May 18, 2009	0.36	248,100	247,981
May 21, 2009	0.39	350,000	349,833
May 22, 2009	0.40	13,000	12,994
May 26, 2009	0.37	321,911	321,757
May 29, 2009	0.33	96,600	96,556
June 1, 2009	0.33	215,582	215,476
June 3, 2009	0.34	33,785	33,768
June 4, 2009	0.38	200,000	199,896
June 8, 2009	0.32	806,050	805,591
June 15, 2009	0.25	379,300	379,050
June 22, 2009	0.20	134,407	134,306
June 29, 2009	0.19	134,000	133,887
Federal Home Loan Bank
April 1, 2009	0.09	300,000	299,996
April 3, 2009	0.16	413,416	413,401
April 6, 2009	0.19	14,000	13,999
April 7, 2009	0.27	200,000	199,980
April 8, 2009	0.20	196,400	196,379
April 9, 2009	0.25	42,270	42,267
April 14, 2009	0.30	50,000	49,990
April 15, 2009	0.23	50,000	49,989
April 16, 2009	0.25	195,000	194,978
April 17, 2009	0.21	321,200	321,129
April 20, 2009	0.33	226,500	226,440
April 22, 2009	0.34	40,295	40,287
April 24, 2009	0.31	205,000	204,958
April 27, 2009	0.31	125,000	124,954
April 29, 2009	0.32	250,000	249,903
April 30, 2009	0.25	156,900	156,867
May 1, 2009	0.39	75,000	74,969
May 4, 2009	0.36	65,102	65,074
May 5, 2009	0.35	128,107	128,051
May 8, 2009	0.24	160,330	160,269
May 15, 2009	0.38	97,501	97,452
May 21, 2009	0.38	65,000	64,969
May 22, 2009	0.34	72,865	72,829
May 27, 2009	0.35	312,978	312,844
May 29, 2009	0.27	60,950	60,922
June 1, 2009	0.36	150,000	149,927
June 2, 2009	0.21	90,625	90,580
June 3, 2009	0.37	200,000	199,898
June 5, 2009	0.24	250,000	249,865
June 9, 2009	0.32	100,000	99,941
June 10, 2009	0.33	227,000	226,864
June 12, 2009	0.31	118,800	118,725
June 15, 2009	0.29	60,400	60,360
June 16, 2009	0.27	65,000	64,956
June 17, 2009	0.26	285,100	284,903
June 19, 2009	0.19	42,100	42,070
June 24, 2009	0.23	23,905	23,886
June 26, 2009	0.21	250,100	249,900
Fannie Mae
April 1, 2009	0.31	138,705	138,704
April 2, 2009	0.30	245,814	245,808
April 3, 2009	0.27	649,385	649,363
April 8, 2009	0.21	610,603	610,540
April 9, 2009	0.33	200,000	199,976
April 13, 2009	0.21	221,100	221,083
April 14, 2009	0.31	350,000	349,937
April 15, 2009	0.27	238,444	238,402
April 20, 2009	0.31	96,798	96,770
April 22, 2009	0.30	253,555	253,484
April 27, 2009	0.30	50,000	49,982
May 1, 2009	0.25	136,110	136,062
May 6, 2009	0.37	307,200	307,075
May 11, 2009	0.36	150,230	150,156
May 13, 2009	0.37	308,800	308,654
May 15, 2009	0.38	10,000	9,995
May 18, 2009	0.35	44,517	44,496
May 20, 2009	0.38	290,232	290,096
May 27, 2009	0.36	350,000	349,850
June 2, 2009	0.27	28,125	28,111
June 3, 2009	0.32	395,420	395,218
June 15, 2009	0.20	18,800	18,788
June 17, 2009	0.24	192,897	192,764
June 24, 2009	0.22	69,800	69,746
Federal Farm Credit Banks
April 3, 2009	0.30	25,000	24,999
April 8, 2009	0.30	20,000	19,999
April 13, 2009	0.30	25,000	24,997
April 14, 2009	0.30	25,000	24,997
April 15, 2009	0.30	25,000	24,997
April 16, 2009	0.24	25,000	24,997
April 17, 2009	0.24	25,000	24,997
April 20, 2009	0.24	50,000	49,993
April 22, 2009	0.24	50,000	49,993
April 28, 2009	0.21	50,000	49,992
April 29, 2009	0.21	50,000	49,992
May 1, 2009	0.22	25,000	24,995
May 6, 2009	0.22	50,000	49,989
Tennessee Valley Authority
June 11, 2009	0.23	50,000	49,970
Total federal agency discount notes			17,702,214

U.S. Treasuries - 28.40%
U.S. Treasury Bills
April 2, 2009	0.10	650,000	649,994
April 9, 2009	0.24	400,000	399,975
April 23, 2009	0.14	450,000	449,947
April 29, 2009	0.28	300,000	299,968
April 30, 2009	0.17	600,000	599,906
May 7, 2009	0.24	576,100	576,000
May 14, 2009	0.29	900,000	899,843
May 21, 2009	0.29	703,200	703,038
May 28, 2009	0.31	900,000	899,874
June 4, 2009	0.28	400,000	399,872
June 11, 2009	0.24	1,000,000	999,650
June 18, 2009	0.23	560,300	560,110
June 25, 2009	0.23	569,800	569,589
July 2, 2009	0.16	28,400	28,385
Total U.S. Treasuries			8,036,151

Discount notes - 4.15%
International Bank for Reconstruction and Development
April 7, 2009	0.20	300,000	299,970
April 13, 2009	0.20	100,000	99,981
April 15, 2009	0.25	100,000	99,979
April 21, 2009	0.36	100,000	99,971
May 1, 2009	0.32	50,000	49,979
May 4, 2009	0.33	50,000	49,979
June 11, 2009	0.40	100,000	99,939
June 12, 2009	0.40	100,000	99,937
June 16, 2009	0.37	275,000	274,813
Total discount notes			1,174,548

Commercial paper - 3.01%
Caisse d'Amortissement de la Dette Sociale
April 6, 2009	0.46	100,000	99,985
April 22, 2009	0.25	50,000	49,992
May 15, 2009	0.51	100,000	99,936
European Investment Bank
May 12, 2009	0.35	150,000	149,841
May 29, 2009	0.20	100,000	99,869
KfW (1)
April 16, 2009	0.31	100,000	99,986
May 15, 2009	0.42	30,000	29,984
May 20, 2009	0.30	50,000	49,979
May 29, 2009	0.34	50,000	49,974
Private Export Funding Corp. (1)
May 12, 2009	0.37	50,000	49,978
British Columbia (Province of)
May 7, 2009	0.32	20,000	19,994
May 28, 2009	0.29	26,300	26,288
Yale University
May 8, 2009	0.50	25,000	24,987
Total commercial paper			850,793

U.S. government agency-guaranteed commercial paper - 2.12%
Citigroup Funding Inc., FDIC insured
April 16, 2009	0.30	50,000	49,993
April 21, 2009	0.35	75,000	74,985
April 28, 2009	0.30	75,000	74,982
Bank of America Corp., FDIC insured
April 14, 2009	0.32	100,000	99,979
May 11, 2009	0.35	100,000	99,960
General Electric Capital Corp., FDIC insured
April 9, 2009	0.32	100,000	99,988
May 12, 2009	0.38	100,000	99,945
Total U.S. government agency-guaranteed commercial paper			599,832

Total investment securities (cost: $28,363,404,000)			28,363,538

Other assets less liabilities			(67,961)

Net assets			$28,295,577

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $279,901,000, which represented .99% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $28,363,404)		$28,363,538
Cash		9,593
Other assets		690
Receivables for sales of fund's share		88,963
		28,462,784
Liabilities:
Payables for:
Repurchases of fund's shares	$150,987
Dividends on fund's shares	79
Investment advisory services	6,628
Services provided by affiliates	8,860
Trustees' deferred compensation	152
Other	501	167,207
Net assets at March 31, 2009		$28,295,577

Net assets consist of:
Capital paid in on shares of beneficial interest		$28,295,355
Undistributed net investment income		88
Net unrealized appreciation		134
Net assets at March 31, 2009		$28,295,577

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (28,295,349 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$21,327,127	21,326,956	$1.00
Class B	947,186	947,178	1.00
Class C	1,084,277	1,084,268	1.00
Class F-1	121,498	121,497	1.00
Class F-2	1,557	1,557	1.00
Class 529-A	727,112	727,106	1.00
Class 529-B	61,319	61,318	1.00
Class 529-C	182,345	182,344	1.00
Class 529-E	42,356	42,355	1.00
Class 529-F-1	38,146	38,146	1.00
Class R-1	87,306	87,305	1.00
Class R-2	1,389,866	1,389,855	1.00
Class R-3	1,250,549	1,250,539	1.00
Class R-4	671,755	671,750	1.00
Class R-5	363,178	363,175	1.00

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2009	(dollars in thousands)

Investment income:
Income:
Interest		$114,454

Fees and expenses*:
Investment advisory services	$35,054
Distribution services	28,824
Transfer agent services	8,903
Administrative services	6,092
Reports to shareholders	591
Registration statement and prospectus	1,902
Trustees' compensation	112
Auditing and legal	10
Custodian	196
State and local taxes	146
U.S. Treasury Guarantee Program	4,408
Other	896
Total fees and expenses before reimbursements/waivers	87,134
Less reimbursements/waivers of fees and expenses	44,749
Total fees and expenses after reimbursements/waivers		42,385
Net investment income		72,069

Net unrealized depreciation on investments		(2,177)

Net increase in net assets resulting from operations		$69,892

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended March 31,	Year ended September 30,
	2009 †	2008
Operations:
Net investment income	$72,069	$457,403
Net unrealized (depreciation) appreciation on investments	(2,177)	2,915
Net increase in net assets resulting from operations	69,892	460,318

Dividends paid or accrued to
shareholders from net investment income	(71,981)	(457,399)

Net capital share transactions	7,382,548	6,131,504

Total increase in net assets	7,380,459	6,134,423

Net assets:
Beginning of period	20,915,118	14,780,695
End of period	$28,295,577	$20,915,118

†Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                  unaudited

1. Organization and significant accounting policies

Organization – The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund has 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	None	None	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

*Classes B, 529-B, C and 529-C are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation –Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers.  Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Normally, the fund invests substantially in high-quality money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. The value of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by entities domiciled outside of the U.S. or in securities with credit and liquidity support features provided by entities domiciled outside of the U.S. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Distributions – Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2009, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2008, the fund had tax basis undistributed ordinary income of $646,000.

As of March 31, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,451
Gross unrealized depreciation on investment securities	(1,317)
Net unrealized appreciation on investment securities	134
Cost of investment securities	28,363,404

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2009	Year ended September 30, 2008

Class A	$65,366	$385,036
Class B	583	5,659
Class C	524	5,811
Class F-1	287	1,397
Class F-2*	7	-	†
Class 529-A	1,062	8,553
Class 529-B	21	264
Class 529-C	53	712
Class 529-E	35	444
Class 529-F-1	67	417
Class R-1	36	782
Class R-2	669	14,904
Class R-3	1,207	16,530
Class R-4	1,027	10,065
Class R-5	1,037	6,825
Total	$71,981	$457,399

* Class F-2 was offered beginning September 12, 2008.
† Amount less than one thousand.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. CRMC waived a portion of its investment advisory services fee commencing on October 1, 2005, and terminating on December 31, 2008. During the six months ended March 31, 2009, total investment advisory services fees waived by CRMC were $1,707,000.

The Investment Advisory and Service Agreement also provides that CRMC will reimburse the fund’s Class A shares to the extent that annual operating expenses exceed 25% of gross income. Expenses related to interest, taxes, brokerage commissions and extraordinary items are not subject to these limitations. During the six months ended March 31, 2009, these reimbursements totaled $28,621,000.

Due to lower short-term interest rates, CRMC agreed to pay a portion of fees and expenses. For the six months ended March 31, 2009, the total fees paid by CRMC were as follows:

Share class	(dollars in thousands)
Class B	$2,382
Class C	3,348
Class F-1	114
Class F-2	1
Class 529-A	452
Class 529-B	165
Class 529-C	543
Class 529-E	65
Class 529-F-1	17
Class R-1	249
Class R-2	4,278
Class R-3	2,086
Class R-4	562
Class R-5	159
Total	$14,421

 Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes, except Classes F-2 and R-5, may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Classes B and 529-B	0.90	0.90
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$10,125	$8,572	Not applicable	Not applicable	Not applicable
Class B	3,773	331	Not applicable	Not applicable	Not applicable
Class C	5,000	Included in administrative services	$559	$106	Not applicable
Class F-1	171		77	11	Not applicable
Class F-2	Not applicable		2	-*	Not applicable
Class 529-A	320		278	52	$ 294
Class 529-B	209		22	5	23
Class 529-C	691		68	15	69
Class 529-E	87		16	3	17
Class 529-F-1	-		15	3	16
Class R-1	361		43	13	Not applicable
Class R-2	4,591		918	1,540	Not applicable
Class R-3	2,768		837	445	Not applicable
Class R-4	728		441	21	Not applicable
Class R-5	Not applicable		174	9	Not applicable
Total	$28,824	$8,903	$3,450	$2,223	$419
* Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on October 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2009, all of the fund’s investment securities were classified as Level 2.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends				Repurchases(1)		Net increase (decrease)
	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended March 31, 2009
Class A	$18,680,627	18,680,627	$63,081		63,081		$(13,460,464)	(13,460,464)	$5,283,244	5,283,244
Class B	778,223	778,223	547		547		(380,841)	(380,841)	397,929	397,929
Class C	1,019,416	1,019,416	491		491		(628,391)	(628,391)	391,516	391,516
Class F-1	133,173	133,173	200		200		(133,847)	(133,847)	(474)	(474)
Class F-2	4,793	4,793	4		4		(3,831)	(3,831)	966	966
Class 529-A	444,905	444,905	1,052		1,052		(148,408)	(148,408)	297,549	297,549
Class 529-B	42,031	42,031	21		21		(7,329)	(7,329)	34,723	34,723
Class 529-C	138,060	138,060	52		52		(37,567)	(37,567)	100,545	100,545
Class 529-E	24,403	24,403	35		35		(8,477)	(8,477)	15,961	15,961
Class 529-F-1	21,118	21,118	67		67		(7,548)	(7,548)	13,637	13,637
Class R-1	58,955	58,955	35		35		(34,528)	(34,528)	24,462	24,462
Class R-2	917,299	917,299	657		657		(583,227)	(583,227)	334,729	334,729
Class R-3	872,092	872,092	1,190		1,190		(586,635)	(586,635)	286,647	286,647
Class R-4	462,389	462,389	1,017		1,017		(286,526)	(286,526)	176,880	176,880
Class R-5	258,047	258,047	1,021		1,021		(234,834)	(234,834)	24,234	24,234
Total net increase
(decrease)	$23,855,531	23,855,531	$69,470		69,470		$(16,542,453)	(16,542,453)	$7,382,548	7,382,548

Year ended September 30, 2008
Class A	$27,308,954	27,308,954	$371,463		371,463		$(23,660,278)	(23,660,278)	$4,020,139	4,020,139
Class B	617,367	617,367	5,226		5,226		(288,253)	(288,253)	334,340	334,340
Class C	975,490	975,490	5,456		5,456		(504,451)	(504,451)	476,495	476,495
Class F-1	167,071	167,071	1,125		1,125		(82,705)	(82,705)	85,491	85,491
Class F-2 (2)	591	591	-	(3)	-	(3)	-	-	591	591
Class 529-A	339,827	339,827	8,482		8,482		(187,883)	(187,883)	160,426	160,426
Class 529-B	20,825	20,825	261		261		(5,000)	(5,000)	16,086	16,086
Class 529-C	76,790	76,790	707		707		(25,372)	(25,372)	52,125	52,125
Class 529-E	18,215	18,215	441		441		(8,849)	(8,849)	9,807	9,807
Class 529-F-1	20,705	20,705	414		414		(7,353)	(7,353)	13,766	13,766
Class R-1	85,995	85,995	769		769		(62,533)	(62,533)	24,231	24,231
Class R-2	1,402,801	1,402,801	14,567		14,567		(1,133,027)	(1,133,027)	284,341	284,341
Class R-3	1,398,646	1,398,646	16,223		16,223		(1,072,142)	(1,072,142)	342,727	342,727
Class R-4	776,603	776,603	9,872		9,872		(634,411)	(634,411)	152,064	152,064
Class R-5	821,893	821,893	6,658		6,658		(669,676)	(669,676)	158,875	158,875
Total net increase
(decrease)	$34,031,773	34,031,773	$441,664		441,664		$(28,341,933)	(28,341,933)	$6,131,504	6,131,504

(1) Includes exchanges between share classes of the fund.
(2) Class F-2 was offered beginning September 12, 2008.
(3) Amount less than one thousand.

7. Temporary Guarantee Program for Money Market Funds

The board of trustees approved participation in the U.S. Treasury Department Guarantee Program for Money Market Funds (the “Program”). Subject to provisions contained in a guarantee agreement signed by the fund, the Program guarantees that in the event the fund is liquidated, each shareholder of record on September 19, 2008 will receive $1.00 net asset value for the lesser of the shares held on September 19, 2008, and the date the fund’s net asset value falls below $0.995. Shares purchased subsequent to September 19, 2008, are not covered under the Program to the extent that the number of shares held in a particular account exceeds the number of shares held in that account on September 19, 2008. During the six months ended March 31, 2009, the fund paid total fees of $5,098,000, equivalent to 0.025% of the fund’s net assets as of September 19, 2008, to participate in the program through April 30, 2009. During the six months ended March 31, 2009, the expense related to these fees on the accompanying financial statements totaled $4,408,000. Subsequent to March 31, 2009, the U.S. Treasury Department elected to extend the period of guarantee through September 18, 2009. The fund paid total fees of $3,059,000, equivalent to 0.015% of the fund’s net assets as of September 19, 2008, to participate in this extension.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2009:

	1 year	5 years	Life of class
Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–4.43%	1.82%	2.08%
Not reflecting CDSC	0.57	2.19	2.08

Class C shares — first sold 3/16/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–0.52	2.06	1.52
Not reflecting CDSC	0.48	2.06	1.52

Class F-1 shares[2] — first sold 3/26/01
Not reflecting annual asset-based fee charged
by sponsoring firm	0.99	2.73	2.14

Class F-2 shares[2] — first sold 9/23/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	0.31	[3]

Class 529-A shares[2,4] — first sold 2/15/02	1.04	2.80	2.19

Class 529-B shares[1,4] — first sold 6/7/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–4.51	1.69	1.55
Not reflecting CDSC	0.49	2.06	1.55

Class 529-C shares[4] — first sold 4/2/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–0.57	1.98	1.46
Not reflecting CDSC	0.43	1.98	1.46

Class 529-E shares[2,4] — first sold 3/11/02	0.74	2.42	1.80

Class 529-F-1 shares[2,4] — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	1.12	2.84	2.25

[1]These shares are no longer available for purchase.
[2]These shares are sold without any initial or contingent deferred sales charge.
[3]Results are cumulative total returns; they are not annualized.
[4]Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 1, 2005, through December 31, 2008, and also has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fund results shown reflect the waiver and reimbursements, without which they would have been lower. Please see the Financial Highlights table on pages 20 to 25 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Financial highlights(1)

	Net asset value, beginning of period	Net investment income(2)		Dividends (from net investment income)	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers(4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 3/31/2009(5)	$1.00	$.003		$(.003)	$1.00	.34%	$21,327	.53	%(6)	.22	%(6)	.67	%(6)
Year ended 9/30/2008	1.00	.028		(.028)	1.00	2.80	16,045	.49		.46		2.67
Year ended 9/30/2007	1.00	.048		(.048)	1.00	4.94	12,023	.51		.48		4.83
Year ended 9/30/2006	1.00	.042		(.042)	1.00	4.26	9,353	.53		.50		4.21
Year ended 9/30/2005	1.00	.022		(.022)	1.00	2.20	7,656	.55		.52		2.17
Year ended 9/30/2004	1.00	.008		(.008)	1.00	.84	7,766	.57		.28		.84
Class B:
Six months ended 3/31/2009(5)	1.00	.001		(.001)	1.00	.08	947	1.32	(6)	.74	(6)	.14	(6)
Year ended 9/30/2008	1.00	.020		(.020)	1.00	1.98	549	1.28		1.26		1.70
Year ended 9/30/2007	1.00	.040		(.040)	1.00	4.10	215	1.32		1.29		4.04
Year ended 9/30/2006	1.00	.034		(.034)	1.00	3.43	158	1.33		1.30		3.44
Year ended 9/30/2005	1.00	.013		(.013)	1.00	1.36	128	1.35		1.35		1.32
Year ended 9/30/2004	1.00	.001		(.001)	1.00	.12	157	1.34		1.02		.12
Class C:
Six months ended 3/31/2009(5)	1.00	.001		(.001)	1.00	.06	1,084	1.47	(6)	.79	(6)	.10	(6)
Year ended 9/30/2008	1.00	.018		(.018)	1.00	1.84	693	1.43		1.40		1.51
Year ended 9/30/2007	1.00	.039		(.039)	1.00	3.95	216	1.46		1.44		3.88
Year ended 9/30/2006	1.00	.032		(.032)	1.00	3.25	133	1.49		1.46		3.32
Year ended 9/30/2005	1.00	.012		(.012)	1.00	1.20	92	1.51		1.51		1.20
Year ended 9/30/2004	1.00	.001		(.001)	1.00	.10	104	1.51		1.05		.10
Class F-1:
Six months ended 3/31/2009(5)	1.00	.002		(.002)	1.00	.20	122	.71	(6)	.53	(6)	.42	(6)
Year ended 9/30/2008	1.00	.025		(.025)	1.00	2.57	122	.70		.68		2.19
Year ended 9/30/2007	1.00	.046		(.046)	1.00	4.68	36	.76		.73		4.59
Year ended 9/30/2006	1.00	.040		(.040)	1.00	4.05	22	.73		.70		4.08
Year ended 9/30/2005	1.00	.019		(.019)	1.00	1.96	16	.75		.75		1.78
Year ended 9/30/2004	1.00	.004		(.004)	1.00	.41	39	.72		.71		.61
Class F-2:
Six months ended 3/31/2009(5)	1.00	.003		(.003)	1.00	.28	2	.45	(6)	.38	(6)	.51	(6)
Period from 9/23/2008 to 9/30/2008	1.00	-	(7)	- (7)	1.00	.03	1	.01		.01		.03
Class 529-A:
Six months ended 3/31/2009(5)	1.00	.002		(.002)	1.00	.21	727	.66	(6)	.49	(6)	.36	(6)
Year ended 9/30/2008	1.00	.026		(.026)	1.00	2.65	430	.63		.60		2.48
Year ended 9/30/2007	1.00	.047		(.047)	1.00	4.79	269	.65		.63		4.69
Year ended 9/30/2006	1.00	.040		(.040)	1.00	4.12	183	.66		.64		4.09
Year ended 9/30/2005	1.00	.020		(.020)	1.00	2.03	138	.69		.69		2.05
Year ended 9/30/2004	1.00	.005		(.005)	1.00	.47	112	.67		.66		.48
Class 529-B:
Six months ended 3/31/2009(5)	1.00	.001		(.001)	1.00	.06	61	1.45	(6)	.73	(6)	.09	(6)
Year ended 9/30/2008	1.00	.018		(.018)	1.00	1.84	27	1.42		1.39		1.56
Year ended 9/30/2007	1.00	.039		(.039)	1.00	3.96	10	1.46		1.43		3.89
Year ended 9/30/2006	1.00	.032		(.032)	1.00	3.27	5	1.48		1.46		3.36
Year ended 9/30/2005	1.00	.012		(.012)	1.00	1.18	2	1.53		1.53		1.13
Year ended 9/30/2004	1.00	.001		(.001)	1.00	.10	2	1.53		1.06		.10
Class 529-C:
Six months ended 3/31/2009(5)	1.00	.001		(.001)	1.00	.05	182	1.55	(6)	.76	(6)	.08	(6)
Year ended 9/30/2008	1.00	.017		(.017)	1.00	1.74	82	1.52		1.49		1.43
Year ended 9/30/2007	1.00	.038		(.038)	1.00	3.85	30	1.56		1.53		3.78
Year ended 9/30/2006	1.00	.031		(.031)	1.00	3.18	17	1.57		1.55		3.25
Year ended 9/30/2005	1.00	.011		(.011)	1.00	1.09	8	1.62		1.62		1.15
Year ended 9/30/2004	1.00	.001		(.001)	1.00	.10	6	1.63		1.05		.10
Class 529-E:
Six months ended 3/31/2009(5)	1.00	.001		(.001)	1.00	.11	43	1.05	(6)	.66	(6)	.20	(6)
Year ended 9/30/2008	1.00	.022		(.022)	1.00	2.24	26	1.03		1.00		2.08
Year ended 9/30/2007	1.00	.043		(.043)	1.00	4.37	17	1.06		1.03		4.29
Year ended 9/30/2006	1.00	.036		(.036)	1.00	3.70	11	1.07		1.04		3.71
Year ended 9/30/2005	1.00	.016		(.016)	1.00	1.61	7	1.10		1.10		1.64
Year ended 9/30/2004	1.00	.002		(.002)	1.00	.15	5	1.11		.98		.15

Class 529-F-1:
Six months ended 3/31/2009(5)	$1.00	$.002		$(.002)	$1.00	.24%	$38	.55	%(6)	.43	%(6)	.43	%(6)
Year ended 9/30/2008	1.00	.027		(.027)	1.00	2.76	24	.52		.49		2.50
Year ended 9/30/2007	1.00	.048		(.048)	1.00	4.90	11	.55		.53		4.79
Year ended 9/30/2006	1.00	.041		(.041)	1.00	4.22	6	.57		.54		4.20
Year ended 9/30/2005	1.00	.019		(.019)	1.00	1.96	4	.75		.75		1.97
Year ended 9/30/2004	1.00	.003		(.003)	1.00	.28	3	.86		.85		.30
Class R-1:
Six months ended 3/31/2009(5)	1.00	.001		(.001)	1.00	.05	87	1.47	(6)	.78	(6)	.10	(6)
Year ended 9/30/2008	1.00	.018		(.018)	1.00	1.81	63	1.45		1.42		1.62
Year ended 9/30/2007	1.00	.039		(.039)	1.00	3.93	39	1.50		1.46		3.86
Year ended 9/30/2006	1.00	.032		(.032)	1.00	3.27	17	1.52		1.46		3.24
Year ended 9/30/2005	1.00	.012		(.012)	1.00	1.20	18	1.54		1.50		1.31
Year ended 9/30/2004	1.00	.001		(.001)	1.00	.10	10	1.56		1.03		.10
Class R-2:
Six months ended 3/31/2009(5)	1.00	.001		(.001)	1.00	.06	1,390	1.48	(6)	.77	(6)	.11	(6)
Year ended 9/30/2008	1.00	.018		(.018)	1.00	1.78	1,055	1.50		1.46		1.67
Year ended 9/30/2007	1.00	.039		(.039)	1.00	3.96	771	1.54		1.43		3.89
Year ended 9/30/2006	1.00	.032		(.032)	1.00	3.29	609	1.72		1.44		3.28
Year ended 9/30/2005	1.00	.012		(.012)	1.00	1.24	474	1.76		1.47		1.28
Year ended 9/30/2004	1.00	.001		(.001)	1.00	.11	348	1.76		1.03		.11
Class R-3:
Six months ended 3/31/2009(5)	1.00	.001		(.001)	1.00	.12	1,251	1.06	(6)	.67	(6)	.22	(6)
Year ended 9/30/2008	1.00	.022		(.022)	1.00	2.26	964	1.01		.98		2.12
Year ended 9/30/2007	1.00	.043		(.043)	1.00	4.36	621	1.07		1.04		4.28
Year ended 9/30/2006	1.00	.036		(.036)	1.00	3.69	442	1.11		1.05		3.70
Year ended 9/30/2005	1.00	.016		(.016)	1.00	1.63	284	1.12		1.08		1.67
Year ended 9/30/2004	1.00	.002		(.002)	1.00	.16	211	1.12		.97		.16
Class R-4:
Six months ended 3/31/2009(5)	1.00	.002		(.002)	1.00	.19	672	.73	(6)	.53	(6)	.35	(6)
Year ended 9/30/2008	1.00	.026		(.026)	1.00	2.58	495	.70		.67		2.45
Year ended 9/30/2007	1.00	.047		(.047)	1.00	4.76	343	.69		.66		4.65
Year ended 9/30/2006	1.00	.040		(.040)	1.00	4.08	175	.71		.68		4.04
Year ended 9/30/2005	1.00	.020		(.020)	1.00	2.00	134	.71		.71		2.10
Year ended 9/30/2004	1.00	.004		(.004)	1.00	.43	65	.71		.70		.46
Class R-5:
Six months ended 3/31/2009(5)	1.00	.003		(.003)	1.00	.29	363	.44	(6)	.33	(6)	.60	(6)
Year ended 9/30/2008	1.00	.029		(.029)	1.00	2.88	339	.40		.37		2.61
Year ended 9/30/2007	1.00	.049		(.049)	1.00	5.05	180	.41		.38		4.93
Year ended 9/30/2006	1.00	.043		(.043)	1.00	4.38	146	.41		.38		4.37
Year ended 9/30/2005	1.00	.023		(.023)	1.00	2.30	91	.42		.42		2.30
Year ended 9/30/2004	1.00	.007		(.007)	1.00	.72	77	.42		.40		.75

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reimbursed expenses, as provided by the Investment Advisory and Service Agreement. Also, during some of the periods shown, CRMC reduced fees for investment advisory services, paid a portion of the fund's transfer agent fees for certain retirement plan share classes and, due to lower short-term interest rates, agreed to pay a portion of fees and expenses for some of the share classes.

(5)Unaudited.
(6)Annualized.
(7)Amount less than $.001.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Certain share classes also incur transaction costs such as contingent deferred sales charges (loads) on redemptions.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008, through March 31, 2009).

Actual expenses:

The first line of each share class in the table on page 28 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on page 28 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2008	Ending account value 3/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,003.45	$1.10	.22%
Class A -- assumed 5% return	1,000.00	1,023.83	1.11	.22
Class B -- actual return	1,000.00	1,000.79	3.69	.74
Class B -- assumed 5% return	1,000.00	1,021.24	3.73	.74
Class C -- actual return	1,000.00	1,000.57	3.94	.79
Class C -- assumed 5% return	1,000.00	1,020.99	3.98	.79
Class F-1 -- actual return	1,000.00	1,001.98	2.65	.53
Class F-1 -- assumed 5% return	1,000.00	1,022.29	2.67	.53
Class F-2 -- actual return	1,000.00	1,002.83	1.90	.38
Class F-2 -- assumed 5% return	1,000.00	1,023.04	1.92	.38
Class 529-A -- actual return	1,000.00	1,002.05	2.45	.49
Class 529-A -- assumed 5% return	1,000.00	1,022.49	2.47	.49
Class 529-B -- actual return	1,000.00	1,000.59	3.64	.73
Class 529-B -- assumed 5% return	1,000.00	1,021.29	3.68	.73
Class 529-C -- actual return	1,000.00	1,000.47	3.79	.76
Class 529-C -- assumed 5% return	1,000.00	1,021.14	3.83	.76
Class 529-E -- actual return	1,000.00	1,001.14	3.29	.66
Class 529-E -- assumed 5% return	1,000.00	1,021.64	3.33	.66
Class 529-F-1 -- actual return	1,000.00	1,002.38	2.15	.43
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.79	2.17	.43
Class R-1 -- actual return	1,000.00	1,000.54	3.89	.78
Class R-1 -- assumed 5% return	1,000.00	1,021.04	3.93	.78
Class R-2 -- actual return	1,000.00	1,000.60	3.84	.77
Class R-2 -- assumed 5% return	1,000.00	1,021.09	3.88	.77
Class R-3 -- actual return	1,000.00	1,001.16	3.34	.67
Class R-3 -- assumed 5% return	1,000.00	1,021.59	3.38	.67
Class R-4 -- actual return	1,000.00	1,001.87	2.65	.53
Class R-4 -- assumed 5% return	1,000.00	1,022.29	2.67	.53
Class R-5 -- actual return	1,000.00	1,002.93	1.65	.33
Class R-5 -- assumed 5% return	1,000.00	1,023.29	1.66	.33

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through May 31, 2010. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing shareholders with income on their cash reserves while preserving capital and maintaining liquidity. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related meetings. In addition to the information reviewed by the board and committee, this report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The U.S. Treasury Money Fund of America

Investment portfolio
March 31, 2009
unaudited

Percent of net assets
U.S. Treasuries	92.2%
Federal agency discount notes	10.4
U.S. government agency-guaranteed commercial paper	0.4
Other assets less liabilities	(3.0)
Total	100.0%

		Principal
	Yield at	amount	Value
Short-term securities - 102.98%	acquisition	(000)	(000)

U.S. Treasuries - 92.17%
U.S. Treasury Bills
April 2, 2009	0.10-0.88%	$181,500	$181,498
April 9, 2009	0.10-0.20	257,700	257,684
April 16, 2009	0.10-1.11	291,750	291,721
April 23, 2009	0.12-0.34	206,000	205,976
April 29, 2009	0.21-0.44	300,460	300,428
April 30, 2009	0.12-0.25	225,500	225,465
May 7, 2009	0.22-0.26	146,300	146,275
May 14, 2009	0.11-0.31	394,000	393,930
May 15, 2009	0.19-0.26	209,300	209,271
May 21, 2009	0.19-0.32	348,100	348,020
May 28, 2009	0.29-0.30	121,300	121,283
June 4, 2009	0.15-0.41	455,300	455,154
June 11, 2009	0.20-0.24	294,500	294,397
June 18, 2009	0.21-0.29	284,300	284,203
June 24, 2009	0.25-0.35	199,500	199,412
June 25, 2009	0.22	100,000	99,963
July 2, 2009	0.29-0.49	452,700	452,465
July 9, 2009	0.27-0.29	150,000	149,917
July 16, 2009	0.30	50,000	49,970
July 23, 2009	0.22	100,000	99,936
July 30, 2009	0.20	1,100	1,099
August 6, 2009	0.26	30,000	29,972
September 10, 2009	0.36	100,000	99,843
September 17, 2009	0.37	28,500	28,450
September 24, 2009	0.40	100,000	99,819
October 1, 2009	0.42	140,000	139,705
U.S. Treasury Notes
4.50% April 30, 2009		79,100	79,381
Total U.S. Treasuries			5,245,237

Federal agency discount notes - 10.45%
Federal Home Loan Bank
April 3, 2009	0.20	41,200	41,199
April 6, 2009	0.20	50,000	49,996
April 8, 2009	0.34	36,400	36,397
April 20, 2009	0.17	16,000	15,995
April 21, 2009	0.28	29,200	29,195
May 11, 2009	0.36	35,700	35,683
June 8, 2009	0.30	19,400	19,389
June 17, 2009	0.33	12,700	12,691
Fannie Mae
April 1, 2009	0.12	44,000	43,999
April 15, 2009	0.26	100,000	99,979
May 20, 2009	0.37	25,500	25,488
June 30, 2009	0.36	45,500	45,461
Freddie Mac
June 1, 2009	0.34	50,000	49,976
June 5, 2009	0.50	25,000	24,987
July 29, 2009	0.29	35,000	34,952
Federal Farm Credit Banks
May 7, 2009	0.22	29,100	29,093
Total federal agency discount notes			594,480

U.S. government agency-guaranteed commercial paper - 0.36%
Citigroup Funding Inc., FDIC insured
May 29, 2009	0.32	20,500	20,488
Total U.S. government agency-guaranteed commercial paper			20,488

Total investment securities (cost: $5,859,407,000)			5,860,205
Other assets less liabilities			(169,720)

Net assets			$5,690,485

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $5,859,407)		$5,860,205
Cash		720
Other assets		96
Receivables for:
Sales of fund's shares	$17,528
Interest	1,485	19,013
		5,880,034
Liabilities:
Payables for:
Purchases of investments	139,708
Repurchases of fund's shares	47,548
Investment advisory services	1,418
Services provided by affiliates	807
Trustees' deferred compensation	46
Other	22	189,549
Net assets at March 31, 2009		$5,690,485

Net assets consist of:
Capital paid in on shares of beneficial interest		$5,689,608
Undistributed net investment income		79
Net unrealized appreciation		798
Net assets at March 31, 2009		$5,690,485

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (5,689,606 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$5,184,337	5,183,536	$1.00
Class R-1	10,370	10,368	1.00
Class R-2	116,039	116,021	1.00
Class R-3	113,432	113,415	1.00
Class R-4	181,274	181,246	1.00
Class R-5	85,033	85,020	1.00

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2009	(dollars in thousands)

Investment income:
Income:
Interest		$14,815

Fees and expenses*:
Investment advisory services	$8,109
Distribution services	2,847
Transfer agent services	716
Administrative services	429
Reports to shareholders	89
Registration statement and prospectus	661
Trustees' compensation	18
Auditing and legal	8
Custodian	22
State and local taxes	21
U.S. Treasury Guarantee Program	611
Other	94
Total fees and expenses before reimbursements/waivers	13,625
Less reimbursements/waivers of fees and expenses	3,465
Total fees and expenses after reimbursements/waivers		10,160
Net investment income		4,655

Net unrealized appreciation on investments		990
Net increase in net assets resulting from operations		$5,645

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended March 31,	Year ended September 30,
	2009*	2008
Operations:
Net investment income	$4,655	$22,872
Net unrealized appreciation (depreciation) on investments	990	(483)
Net increase in net assets resulting from operations	5,645	22,389

Dividends paid or accrued to shareholders from net investment income	(4,738)	(22,710)

Net capital share transactions	1,367,733	3,497,135

Total increase in net assets	1,368,640	3,496,814

Net assets:
Beginning of period	4,321,845	825,031
End of period	$5,690,485	$4,321,845

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                    unaudited

1. Organization and significant accounting policies

Organization – The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities.

The fund has six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). The five retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. All share classes are sold without any sales charges and do not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Normally, the fund’s portfolio consists primarily of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of the U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Distributions – Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2009, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2008, the fund had tax basis undistributed ordinary income of $268,000.

As of March 31, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$853
Gross unrealized depreciation on investment securities	(55)
Net unrealized appreciation on investment securities	798
Cost of investment securities	5,859,407

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2009	Year ended September 30, 2008
Class A	$4,617	$20,339
Class R-1	2	32
Class R-2	19	526
Class R-3	17	665
Class R-4	32	732
Class R-5	51	416
Total	$4,738	$22,710

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.300% on the first $800 million of daily net assets and 0.285% on such assets in excess of $800 million. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended March 31, 2009, total investment advisory services fees waived by CRMC were $410,000.

Due to lower short-term interest rates, CRMC agreed to pay a portion of fees and expenses. For the six months ended March 31, 2009, the total fees paid by CRMC were $2,050,000, $44,000, $469,000, $260,000, $206,000 and $26,000 for Classes A, R-1, R-2, R-3, R-4 and R-5, respectively.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use a portion (0.15% for Class A and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended March 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$2,047	$716	Not applicable	Not applicable
Class R-1	45	Included in administrative services	$4	$1
Class R-2	359		73	109
Class R-3	222		67	32
Class R-4	174		96	13
Class R-5	Not applicable		33	1
Total	$2,847	$716	$273	$156

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on October 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2009, all of the fund’s investment securities were classified as Level 2.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2009
Class A	$4,619,546	4,619,546	$4,419	4,419	$(3,483,262)	(3,483,262)	$1,140,703	1,140,703
Class R-1	7,393	7,393	2	2	(3,613)	(3,613)	3,782	3,782
Class R-2	86,453	86,453	19	19	(42,943)	(42,943)	43,529	43,529
Class R-3	94,476	94,476	17	17	(45,795)	(45,795)	48,698	48,698
Class R-4	162,572	162,572	32	32	(73,053)	(73,053)	89,551	89,551
Class R-5	85,700	85,700	49	49	(44,279)	(44,279)	41,470	41,470
Total net increase
(decrease)	$5,056,140	5,056,140	$4,538	4,538	$(3,692,945)	(3,692,945)	$1,367,733	1,367,733

Year ended September 30, 2008
Class A	$4,393,916	4,393,916	$19,069	19,069	$(1,078,943)	(1,078,943)	$3,334,042	3,334,042
Class R-1	9,352	9,352	32	32	(5,095)	(5,095)	4,289	4,289
Class R-2	60,718	60,718	516	516	(33,763)	(33,763)	27,471	27,471
Class R-3	73,965	73,965	655	655	(47,856)	(47,856)	26,764	26,764
Class R-4	233,456	233,456	722	722	(158,303)	(158,303)	75,875	75,875
Class R-5	96,723	96,723	285	285	(68,314)	(68,314)	28,694	28,694
Total net increase
(decrease)	$4,868,130	4,868,130	$21,279	21,279	$(1,392,274)	(1,392,274)	$3,497,135	3,497,135

*Includes exchanges between share classes of the fund.

7. Temporary Guarantee Program for Money Market Funds

The board of trustees approved participation in the U.S. Treasury Department Guarantee Program for Money Market Funds (the “Program”). Subject to provisions contained in a guarantee agreement signed by the fund, the Program guarantees that in the event the fund is liquidated, each shareholder of record on September 19, 2008, will receive $1.00 net asset value for the lesser of the shares held on September 19, 2008, and the date the fund’s net asset value falls below $0.995. Shares purchased subsequent to September 19, 2008, are not covered under the Program to the extent that the number of shares held in a particular account exceeds the number of shares held in that account on September 19, 2008. During the six months ended March 31, 2009, the fund paid total fees of $707,000, equivalent to 0.025% of the fund’s net assets as of September 19, 2008, to participate in the program through April 30, 2009. During the six months ended March 31, 2009, the expense related to these fees on the accompanying financial statements totaled $611,000. Subsequent to March 31, 2009, the U.S. Treasury Department elected to extend the period of guarantee through September 18, 2009. The fund paid total fees of $424,000, equivalent to 0.015% of the fund’s net assets as of September 19, 2008, to participate in this extension.

Financial highlights(1)

	Net asset value, beginning of period	Net investment income(2)		Dividends (from net investment income)	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers(3)		Ratio of net income to average net assets(3)
Class A:
Six months ended 3/31/2009(4)	1.00	$.001		$(.001)	$1.00	.09%	$5,184	.45	%(5)	.35	%(5)	.17	%(5)
Year ended 9/30/2008	1.00	.021		(.021)	1.00	2.06	4,043	.48		.45		1.78
Year ended 9/30/2007	1.00	.044		(.044)	1.00	4.43	709	.57		.54		4.33
Year ended 9/30/2006	1.00	.038		(.038)	1.00	3.82	523	.59		.56		3.77
Year ended 9/30/2005	1.00	.019		(.019)	1.00	1.90	483	.62		.59		1.87
Year ended 9/30/2004	1.00	.004		(.004)	1.00	.39	532	.62		.61		.39
Class R-1:
Six months ended 3/31/2009(4)	1.00	-	(6)	- (6)	1.00	.02	10	1.46	(5)	.48	(5)	.04	(5)
Year ended 9/30/2008	1.00	.011		(.011)	1.00	1.09	6	1.46		1.40		.81
Year ended 9/30/2007	1.00	.034		(.034)	1.00	3.44	2	1.54		1.50		3.38
Year ended 9/30/2006	1.00	.028		(.028)	1.00	2.85	2	1.54		1.51		2.93
Year ended 9/30/2005	1.00	.010		(.010)	1.00	.96	1	1.60		1.52		1.03
Year ended 9/30/2004	1.00	.001		(.001)	1.00	.10	1	1.63		.94		.10
Class R-2:
Six months ended 3/31/2009(4)	1.00	-	(6)	- (6)	1.00	.02	116	1.45	(5)	.47	(5)	.03	(5)
Year ended 9/30/2008	1.00	.011		(.011)	1.00	1.08	72	1.51		1.43		.98
Year ended 9/30/2007	1.00	.034		(.034)	1.00	3.47	45	1.59		1.48		3.40
Year ended 9/30/2006	1.00	.028		(.028)	1.00	2.87	36	1.72		1.48		2.88
Year ended 9/30/2005	1.00	.010		(.010)	1.00	.99	27	1.79		1.48		1.03
Year ended 9/30/2004	1.00	.001		(.001)	1.00	.10	22	1.81		.92		.10
Class R-3:
Six months ended 3/31/2009(4)	1.00	-	(6)	- (6)	1.00	.02	114	1.05	(5)	.46	(5)	.03	(5)
Year ended 9/30/2008	1.00	.015		(.015)	1.00	1.49	65	1.06		1.03		1.37
Year ended 9/30/2007	1.00	.038		(.038)	1.00	3.90	38	1.09		1.06		3.82
Year ended 9/30/2006	1.00	.032		(.032)	1.00	3.28	30	1.11		1.08		3.31
Year ended 9/30/2005	1.00	.014		(.014)	1.00	1.38	21	1.14		1.11		1.43
Year ended 9/30/2004	1.00	.001		(.001)	1.00	.12	16	1.14		.89		.13
Class R-4:
Six months ended 3/31/2009(4)	1.00	-	(6)	- (6)	1.00	.03	181	.75	(5)	.44	(5)	.05	(5)
Year ended 9/30/2008	1.00	.018		(.018)	1.00	1.80	92	.75		.72		1.31
Year ended 9/30/2007	1.00	.042		(.042)	1.00	4.25	16	.75		.72		4.12
Year ended 9/30/2006	1.00	.036		(.036)	1.00	3.64	7	.77		.74		3.63
Year ended 9/30/2005	1.00	.017		(.017)	1.00	1.74	5	.78		.75		1.79
Year ended 9/30/2004	1.00	.002		(.002)	1.00	.24	2	.77		.76		.23
Class R-5:
Six months ended 3/31/2009(4)	1.00	.001		(.001)	1.00	.09	85	.44	(5)	.35	(5)	.15	(5)
Year ended 9/30/2008	1.00	.021		(.021)	1.00	2.13	44	.43		.40		1.96
Year ended 9/30/2007	1.00	.045		(.045)	1.00	4.56	15	.45		.42		4.47
Year ended 9/30/2006	1.00	.039		(.039)	1.00	3.96	11	.45		.42		3.98
Year ended 9/30/2005	1.00	.021		(.021)	1.00	2.07	7	.46		.43		2.08
Year ended 9/30/2004	1.00	.006		(.006)	1.00	.55	7	.45		.45		.57

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes and, due to lower short-term interest rates, agreed to pay a portion of fees and expenses for some of the share classes.

(4) Unaudited.
(5) Annualized.
(6) Amount less than $.001.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008, through March 31, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 10/1/2008	Ending account value 3/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,000.89	$1.75	.35%
Class A -- assumed 5% return	1,000.00	1,023.19	1.77	.35
Class R-1 -- actual return	1,000.00	1,000.21	2.39	.48
Class R-1 -- assumed 5% return	1,000.00	1,022.54	2.42	.48
Class R-2 -- actual return	1,000.00	1,000.21	2.34	.47
Class R-2 -- assumed 5% return	1,000.00	1,022.59	2.37	.47
Class R-3 -- actual return	1,000.00	1,000.21	2.29	.46
Class R-3 -- assumed 5% return	1,000.00	1,022.64	2.32	.46
Class R-4 -- actual return	1,000.00	1,000.30	2.19	.44
Class R-4 -- assumed 5% return	1,000.00	1,022.74	2.22	.44
Class R-5 -- actual return	1,000.00	1,000.88	1.75	.35
Class R-5 -- assumed 5% return	1,000.00	1,023.19	1.77	.35

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

The Tax-Exempt Money Fund of America

Investment portfolio
March 31, 2009
unaudited

[begin pie chart]
Texas	18.43%
Nevada	6.11%
Massachusetts	5.63%
Arizona	5.49%
Florida	4.88%
Maryland	4.88%
Minnesota	4.84%
New York	3.36%
Connecticut	3.19%
Tennessee	3.16%
Other states	39.36%
Other assets less liabilities	0.67%
[end pie chart]

	Principal
	amount	Value
Short-term securities - 99.33%	(000)	(000)

ALABAMA - 0.38%
Industrial Dev. Auth. of Mobile County, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2002, 0.15% 2032 (1)	$300	$300
Industrial Dev. Board of the City of Decatur:
Environmental Facs. Rev. Bonds (BP Amoco Chemical Co. Project), Series 2001, AMT, 0.40% 2035 (1)	3,300	3,300
Solid Waste Disposal Rev. Bonds (Amoco Chemical Company Project), Series 1995, AMT, 0.40% 2025 (1)	300	300
		3,900

ALASKA - 0.87%
City of Valdez, Marine Terminal Rev. Ref. Bonds:
BP Pipelines Inc. Project:
Series 2001, 0.15% 2037 (1)	400	400
Series 2003-A, 0.30% 2037 (1)	1,500	1,500
Series 2003-B, 0.30% 2037 (1)	4,100	4,100
Series 2003-C, 0.30% 2037 (1)	600	600
Exxon Pipeline Co. Project:
Series 1993-A, 0.15% 2033 (1)	1,100	1,100
Series 1993-B, 0.15% 2033 (1)	1,300	1,300
		9,000

ARIZONA - 5.49%
Industrial Dev. Auth., Industrial Dev. Rev. Bonds:
County of Apache 1983 Series B (Tuscon Electric Power Co. Springerville Project), 0.60% 2018 (1)	8,900	8,900
County of Pima (Tuscon Electric Power Co. Project), Series 2008-B, 0.37% 2029 (1)	5,000	5,000
Salt River Project Agricultural Improvement & Power Dist., TECP:
Series B:
0.35% 4/3/2009	7,500	7,500
0.50% 4/3/2009	4,500	4,500
0.35% 4/6/2009	10,475	10,475
0.60% 5/1/2009	3,000	3,000
0.60% 5/11/2009	3,000	3,000
Series C:
0.35% 4/3/2009	2,400	2,400
0.55% 4/6/2009	11,000	11,000
0.30% 4/7/2009	1,000	1,000
		56,775

CALIFORNIA - 2.42%
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 6/30/2009	10,000	10,068
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2008-A-1, 0.25% 2037 (1)	15,000	15,000
		25,068

COLORADO - 2.38%
City of Aurora, Hospital Rev. Ref. Bonds (Children's Hospital Association Project), Series 2008-C, 0.35% 2033 (1)	1,500	1,500
Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program):
Series C-1, 0.50% 2035 (1)	500	500
Series C-4, 0.50% 2037 (1)	1,300	1,300
Series C-6, 0.50% 2036 (1)	700	700
Series D-5, 0.50% 2038 (1)	1,500	1,500
General Fund Tax and Rev. Anticipation Notes, Series 2008-A, 3.00% 6/26/2009	15,000	15,084
Health Facs. Auth., Rev. Bonds (Exempla, Inc.):
Series 2002-B, 0.35% 2033 (1)	1,450	1,450
Series 2009-A, 0.41% 2039 (1)	1,800	1,800
County of Pitkin, Industrial Dev. Rev. Ref. Bonds (Aspen Skiing Co. Project), Series 1994-B, AMT, 0.75% 2014 (1)	800	800
		24,634

CONNECTICUT - 3.19%
Health and Educational Facs. Auth., Rev. Bonds:
Yale University Issue:
Series S-2, TECP, 0.45% 5/6/2009	8,000	8,000
Series S-2, TECP, 0.45% 5/13/2009	8,000	7,999
Series U-2, 0.20% 2033 (1)	10,000	10,000
Yale-New Haven Hospital Issue, Series K-1, 0.28% 2025 (1)	6,000	6,000
Health and Educational Facs. Auth., Demand Rev. Bonds (Gaylord Hospital Issue), Series B, 0.50% 2037 (1)	1,000	1,000
		32,999

DELAWARE - 0.13%
Delaware River and Bay Auth., Rev. Ref. Bonds, Series 2008, 0.25% 2030 (1)	1,300	1,300

DISTRICT OF COLUMBIA - 0.97%
Metropolitan Area Transit Auth., Series 2006-A, TECP, 0.50% 5/11/2009	10,000	10,000

FLORIDA - 4.88%
Jacksonville Electric Auth.:
Electric System Rev. Bonds, Series 2001-B, 0.50% 2030 (1)	12,700	12,700
Rev. Bonds, Series 2000-B, TECP:
0.55% 5/6/2009	7,000	7,000
0.55% 5/6/2009	10,700	10,701
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project):
Series 2003-C, 0.35% 2033 (1)	4,500	4,500
Series 2007-B, 0.35% 2033 (1)	3,900	3,900
City of Miami, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Mercy Hospital Project), Series 1998, 0.50% 2020 (1)	3,350	3,350
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, AMT, 0.70% 2027 (1)	2,000	2,000
School Board of Orange County, Certs. of Part., Series 2008-E, 0.35% 2022 (1)	6,325	6,325
		50,476

GEORGIA - 0.27%
Dev. Auth. of Fulton County, Educational Facs. Rev. Bonds (Catholic Education of North Georgia, Inc. Project), Series 2002, 0.50% 2028 (1)	2,775	2,775

IDAHO - 0.73%
Tax Anticipation Notes, Series 2008, 3.00% 6/30/2009	7,500	7,550

ILLINOIS - 2.36%
City of Chicago, Second Lien Water Rev. Ref. Bonds, Series 2004-2, 0.46% 2031 (1)	10,000	10,000
Illinois Dev. Fin. Auth., Solid Waste Disposal Demand Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 0.70% 2023 (1)	2,000	2,000
Illinois Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2008-B, 0.35% 2029 (1)	12,000	12,000
County of Will, Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001, AMT, 0.15% 2026 (1)	400	400
		24,400

INDIANA - 0.71%
Hospital Auth. of the County of Elkhart, Hospital Rev. Bonds (Elkhart General Hospital, Inc.), Series 2008, 0.30% 2033 (1)	2,000	2,000
Fin. Auth., Health System Rev. Ref. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group), Series 2008-I, 0.40% 2037 (1)	1,325	1,325
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Hospitals Project), Series 2000-B, 0.55% 2028 (1)	3,500	3,500
City of Whiting, Industrial Sewage and Solid Waste Disposal Rev. Ref. Bonds (Amoco Oil Co. Project), Series 1999, AMT, 0.40% 2026 (1)	525	525
		7,350

KANSAS - 1.61%
Dev. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System):
Series 2006-C, 0.50% 2019 (1)	200	200
Series 2006-D, 0.50% 2031 (1)	14,500	14,500
State of Kansas, Dept. of Transportation Highway Rev. Bonds, Series 2004-C-1, 0.50% 2021 (1)	2,000	2,000
		16,700

KENTUCKY - 0.53%
County of Boone, Pollution Control Rev. Ref. Bonds (Duke Energy Kentucky, Inc. Project), Series 2008-A, 0.42% 2027 (1)	2,000	2,000
County of Breckinridge, Association of Counties Leasing Trust, Lease Program Rev. Bonds:
Series 1999, 0.35% 2029 (1)	1,010	1,010
Series 2001-A, 0.35% 2031 (1)	1,035	1,035
County of Trimble, Association of Counties Leasing Trust, Lease Program Rev. Bonds, Series 2008-A, 0.40% 2038 (1)	1,500	1,500
		5,545

LOUISIANA - 0.96%
Industrial Dev. Board of the Parish of Calcasieu, Inc., Environmental Rev. Bonds (Citgo Petroleum Corp. Project), Series 1994, AMT, 0.40% 2024 (1)	1,200	1,200
Parish of Plaquemines, Environmental Rev. Bonds (BP Exploration & Oil Inc. Project), Series 1994, AMT, 0.40% 2024 (1)	500	500
Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.10% 2019 (1)	2,400	2,400
Parish of St. Bernard, Exempt Fac. Rev. Bonds (Mobil Oil Corp. Project), Series 1996, AMT, 0.20% 2026 (1)	2,800	2,800
Parish of St. Charles, Pollution Control Rev. Ref. Bonds (Shell Oil Co. Project), Series 1992-B, 0.30% 2022 (1)	3,000	3,000
		9,900

MARYLAND - 4.88%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes, Series 1995, TECP, 0.50% 5/4/2009	10,000	10,000
Community Dev. Administration, Maryland Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds (Barrington Apartments Project), Series 2003-A, AMT, 0.70% 2037 (1)	2,280	2,280
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), TECP:
Series 2001-B:
0.35% 4/7/2009	2,000	2,000
0.45% 5/6/2009	2,156	2,156
Series A:
0.35% 4/3/2009	2,000	2,000
0.30% 4/7/2009	8,611	8,610
0.50% 5/8/2009	11,350	11,350
0.50% 5/13/2009	10,000	10,000
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, Sewage Disposal Ref. Bonds of 2003, 5.25% 6/1/2009	2,055	2,072
		50,468

MASSACHUSETTS - 5.63%
G.O. Bonds:
Demand Bonds, Consolidated Loan of 2006, Series B, 0.40% 2026 (1)	16,900	16,900
Ref. Bonds (Demand Bonds), Series 1998-A, 0.35% 2016 (1)	10,000	10,000
Ref. Bonds, TECP:
Series 2000-F, 0.32% 4/3/2009	1,000	1,000
Series 2006-F, 0.32% 4/1/2009	6,300	6,300
Rev. Anticipation Notes, Series 2008-B, 4.00% 4/30/2009	7,000	7,021
Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series BB, 0.20% 2034 (1)	2,000	2,000
Port. Auth., TECP:
Series 2003-A, 0.32% 4/3/2009	5,000	5,000
Series 2003-B, AMT, 0.32% 4/1/2009	10,000	10,000
		58,221

MICHIGAN - 2.37%
Board of Trustees of Michigan State University, Series 2008-A, TECP, 0.30% 4/2/2009	12,500	12,500
Regents of the University of Michigan:
General Rev. Bonds, Series 2002, 0.27% 2032 (1)	1,965	1,965
Series H, TECP:
0.35% 4/2/2009	4,000	4,000
0.35% 4/2/2009	6,000	6,000
		24,465

MINNESOTA - 4.84%
City of Minneapolis, Health Care System Demand Rev. Bonds (Fairview Health Services), Series 2008-E, 0.25% 2047 (1)	3,000	3,000
City of Rochester, Health Care Facs. Rev. Bonds:
Mayo Foundation, Series 2002-B, 0.25% 2032 (1)	10,000	10,000
Mayo Foundation/Mayo Medical Center, TECP:
Series 2000-B, 0.50% 4/6/2009	2,000	2,000
Series 2001-D, 0.50% 4/7/2009	5,000	5,000
Series 2008-C, 0.30% 4/8/2009	10,000	10,000
Regents of the University of Minnesota, TECP:
Series 2005-A, 0.30% 4/2/2009	2,100	2,100
Series 2007-B, 0.30% 4/13/2009	9,985	9,984
Series 2007-C, 0.50% 4/3/2009	8,000	8,000
		50,084

MISSISSIPPI - 0.74%
Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project):
Series 2007-A, 0.30% 2030 (1)	1,100	1,100
Series 2007-E, 0.25% 2030 (1)	1,445	1,445
Jackson County, Port Fac. Ref. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.30% 2023 (1)	2,200	2,200
Business Fin. Corp., Tax-Exempt Gulf Opportunity Zone Rev. Bonds (Tindall Corp. Project), Series 2007, 0.48% 2028 (1)	2,900	2,900
		7,645

MISSOURI - 2.10%
Curators of the University of Missouri, Demand System Facs. Rev. Bonds, Series 2006-B, 0.24% 2035 (1)	3,500	3,500
Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds:
Saint Louis University:
Series 2008-A-1, 0.40% 2035 (1)	1,800	1,800
Series 2008-A-2, 0.40% 2035 (1)	800	800
Washington University:
Series 1996-B, 0.32% 2030 (1)	1,000	1,000
Series 1996-D, 0.35% 2030 (1)	3,200	3,200
Series 2000-C, 0.35% 2040 (1)	2,700	2,700
Series 2003-B, 0.23% 2033 (1)	2,700	2,700
Series 2004-B, 0.23% 2034 (1)	4,000	4,000
Industrial Dev. Auth. of St. Joseph, Demand Health Facs. Rev. Bonds (Heartland Regional Medical Center), Series 2009-A, 0.41% 2043 (1)	2,000	2,000
		21,700

MONTANA - 1.28%
Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System), Series 2003:
0.50% 2025 (1)	3,135	3,135
0.46% 2035 (1)	9,000	9,000
City of Great Falls, Multi-family Housing Rev. Bonds (Autumn Run Apartments Project), Series 1998, AMT, 0.63% 2038 (1)	1,100	1,100
		13,235

NEBRASKA - 2.44%
Omaha Public Power Dist., TECP:
0.35% 4/1/2009	15,400	15,400
0.60% 5/7/2009	2,500	2,500
0.50% 5/14/2009	6,800	6,799
Educational Fin. Auth., Rev. Ref. Bonds (Creighton University Projects), Series 2008, 0.40% 2035 (1)	500	500
		25,199

NEVADA - 6.11%
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported), Series 2004-A, TECP:
0.50% 5/1/2009	12,300	12,300
0.50% 5/4/2009	15,500	15,500
0.50% 5/5/2009	15,500	15,500
0.55% 5/5/2009	3,000	3,000
City of Reno, Sales Tax Rev. Ref. Bonds (Re-TRAC-Reno Transportation Rail Access Corridor Project), Series 2008-A, 0.30% 2042 (1)	16,900	16,900
		63,200

NEW HAMPSHIRE - 0.72%
Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue):
Series 2007-A, 0.20% 2031 (1)	5,195	5,195
Series 2007-B, 0.20% 2041 (1)	2,300	2,300
		7,495

NEW JERSEY - 0.77%
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2008-C, 0.22% 2036 (1)	8,000	8,000

NEW YORK - 3.36%
Dormitory Auth., Rev. Bonds (Cornell University):
Series 2008-B, 0.28% 2037 (1)	1,300	1,300
Series 2008-C, 0.45% 2037 (1)	11,300	11,300
Tompkins County, Industrial Dev. Agcy., Demand Civic Fac. Rev. Bonds (Cornell University Project), Series 2002-A, 0.34% 2030 (1)	6,000	6,000
New York City Transitional Fin. Auth., Future Tax Secured Bonds:
Fiscal Series 1999-A, Subseries A-1, 0.30% 2022 (1)	3,100	3,100
Series 1999-B, Subseries B-3, 0.30% 2028 (1)	12,000	12,000
Dormitory Auth., Trustees of Columbia University in the City of New York (Columbia University 1997 Issue), Series 1997, TECP, 0.50% 5/4/2009	1,000	1,000
		34,700

NORTH CAROLINA - 1.19%
Capital Facs. Fin. Agcy.:
Duke University Issue, Series A-2, TECP:
0.40% 4/1/2009	7,581	7,581
0.55% 4/1/2009	475	475
0.50% 5/6/2009	1,171	1,171
Educational Facs. Rev. Bonds:
Catawba College, Series 2006, 0.47% 2031 (1)	1,040	1,040
Methodist College, Inc., Series 2005, 0.48% 2030 (1)	1,000	1,000
Student Housing Facs. Rev. Bonds (NCUU Real Estate Foundation, Inc. Project), Series 2003-A, 0.48% 2034 (1)	1,020	1,020
		12,287

OHIO - 0.90%
Collateralized Air Quality, Dev. Rev. Ref. Bonds (Dayton Power and Light Company Project), Series 2008-A, 0.48% 2040 (1)	1,000	1,000
Ohio State University, General Receipts, Series I, TECP, 0.15% 4/2/2009	8,300	8,300
		9,300

OREGON - 1.08%
County of Clackamas, Hospital Fac. Auth. Rev. Bonds (Legacy Health System), Series 2008-C, 0.41% 2037 (1)	3,600	3,600
Health, Housing, Educational and Cultural Facs. Auth., Demand Rev. Bonds (Peacehealth), Series 1995, 0.25% 2015 (1)	1,530	1,530
City of Salem, Hospital Fac. Auth. Rev. Bonds (Salem Hospital Project), Series 2008-B, 0.30% 2034 (1)	6,000	6,000
		11,130

RHODE ISLAND - 0.77%
Health and Educational Building Corp., Tax-Exempt Standard Notes (Brown University), Series 2006-A, TECP, 0.50% 5/8/2009	8,000	8,000

SOUTH CAROLINA - 1.47%
Berkeley County, Pollution Control Rev. Ref. Bonds (Amoco Chemical Co. Project), Series 1994, 0.30% 2012 (1)	1,400	1,400
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP:
0.55% 4/6/2009	7,300	7,300
0.60% 5/1/2009	6,505	6,505
		15,205

SOUTH DAKOTA - 0.14%
Lawrence County, Pollution Control Rev. Ref. Bonds (Homestake Mining Co. of California Project), Series 1997-B, 0.45% 2032 (1)	1,500	1,500

TENNESSEE - 3.16%
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County:
Demand Multi-family Housing Rev. Bonds (Weatherly Ridge Apartments Project), Series 2006-A, AMT, 0.63% 2041 (1)	2,500	2,500
Rev. Bonds (Vanderbilt University), Series 2000-A, 0.25% 2030 (1)	7,140	7,140
Vanderbuilt University, Series 2004-A, TECP:
0.35% 4/2/2009	6,500	6,500
0.15% 4/3/2009	15,660	15,660
Industrial Dev. Board of Metropolitan Government of Nashville and Davidson County, Rev. Bonds (YMCA Projects), Series 1998, 0.55% 2018 (1)	930	930
		32,730

TEXAS - 18.43%
Calhoun County, Navigation Industrial Dev. Auth. Port Rev. Bonds (British Petroleum Company P.L.C., Guarantor), Series 1998, AMT, 0.50% 2024 (1)	1,000	1,000
Capital Area Cultural Education, Facs. Fin. Corp., Demand Rev. Bonds (Summit Christian Academy Project), Series 2006, 0.57% 2033 (1)	1,500	1,500
Gulf Coast Industrial Dev. Auth., Environmental Facs. Rev. Bonds (CITGO Petroleum Corp. Project), Series 2001, AMT, 0.42% 2031 (1)	5,100	5,100
Gulf Coast Waste Disposal Auth.:
Environmental Facs. Rev. Bonds:
BP Products North America Inc. Project, Series 2006, AMT, 0.40% 2036 (1)	9,300	9,300
ExxonMobil Project, AMT:
Series 2000 AMT, 0.20% 2030 (1)	1,200	1,200
Series 2001-A, AMT, 0.20% 2030 (1)	1,000	1,000
Series 2001-B, AMT, 0.20% 2025 (1)	5,550	5,550
Pollution Control Rev. Ref. Bonds (Amoco Oil Co. Project), Series 1992, 0.15% 2017 (1)	600	600
Solid Waste Disposal Rev. Bonds (Amoco Oil Co. Project), Series 1995, AMT, 0.20% 2027 (1)	10,000	10,000
Solid Waste Disposal Rev. Ref. Bonds (Amoco Oil Co. Project), Series 1994, AMT, 0.45% 2023 (1)	3,100	3,100
Harris County, Unlimited Notes, Series C, TECP:
0.50% 5/11/2009	19,055	19,053
0.55% 6/1/2009	3,000	3,000
City of Houston, Hotel Occupancy Tax and Parking Rev. Notes, Series A, TECP:
0.55% 5/7/2009	4,600	4,600
0.55% 5/7/2009	1,500	1,500
Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), AMT:
Series 2001, Subseries B-2, 0.20% 2039 (1)	4,000	4,000
Series 2001, Subseries B-4, 0.20% 2033 (1)	2,030	2,030
Series 2001-B, 0.20% 2029 (1)	10,000	10,000
Public Fin. Auth., G.O. Notes:
Series 2002-A, TECP:
0.40% 4/9/2009	5,000	5,000
0.45% 4/20/2009	5,000	5,000
0.50% 5/5/2009	5,000	5,000
0.45% 5/8/2009	6,000	5,999
0.50% 5/15/2009	2,400	2,400
Series 2003, TECP:
0.30% 4/7/2009	7,000	7,000
0.35% 4/7/2009	21,000	21,000
0.50% 5/11/2009	9,000	9,000
Series 2008, TECP, 0.30% 4/7/2009	3,000	3,000
City of San Antonio, Education Facs. Corp., Demand Rev. Bonds (University of the Incarnate Word Project), Series 2007, 0.45% 2027 (1)	3,195	3,195
Tax and Rev. Anticipation Notes, Series 2008, 3.00% 8/28/2009	7,000	7,073
Board of Regents of the Texas A&M University System:
Rev. Fncg. System Bonds:
Series 2005-A, 5.00% 5/15/2009	2,000	2,011
Series 2005-B, 5.00% 5/15/2009	5,065	5,092
Rev. Fncg. System Notes, Series B, TECP, 0.40% 4/6/2009	9,000	9,000
Board of Regents of the University of Texas System:
Permanent University Fund Bonds, Series 2008-A, 0.15% 2038 (1)	3,500	3,500
Rev. Fncg. System Ref. Bonds, Series 2001-A, 0.20% 2013 (1)	1,600	1,600
Rev. Fncg. System, Series 2002-A, TECP:
0.25% 4/6/2009	7,154	7,154
0.50% 5/7/2009	6,000	6,000
		190,557

UTAH - 0.87%
Board of Regents, Student Loan Rev. Bonds, Series 2008-A, AMT, 0.57% 2048 (1)	9,000	9,000

VIRGINIA - 1.36%
Industrial Dev. Auth. of the City of Newport News, Educational Facs. Rev. Bonds (Christopher Newport University Foundations Projects), Series 2006, 0.50% 2036 (1)	3,500	3,500
Peninsula Ports Auth., Coal Terminal Rev. Ref. Bonds (Dominion Terminal Associates Project), TECP, Series 1987-A, 0.35% 4/1/2009	3,000	3,000
Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.35% 2026 (1)	7,550	7,550
		14,050

WASHINGTON - 2.12%
Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds (BP West Coast Products LLC Project), AMT:
Series 2003, 0.40% 2038 (1)	2,600	2,600
Series 2006, 0.40% 2040 (1)	2,200	2,200
Series 2007, 0.40% 2041 (1)	4,200	4,200
Econ. Dev. Fin. Auth. Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002-E, AMT, 0.70% 2027 (1)	5,000	5,000
State Housing Fin. Commission, Demand Multi-family Rev. Bonds (Cedar Ridge Retirement Project), Series 2005-A, AMT, 0.63% 2041 (1)	2,500	2,500
Public Power Supply System:
Project No. 1 Ref. Electric Rev. Bonds, Series 1993-3A-3, 0.62% 2017 (1)	3,900	3,900
Projects Nos. 1 and 3 Ref. Electric Rev. Bonds, Series 1993-3A-3, 0.46% 2018 (1)	1,500	1,500
		21,900

WISCONSIN - 2.09%
Operating Notes of 2008, 3.00% 6/15/2009	20,000	20,108
University of Wisconsin Hospitals and Clinics Auth., Demand Rev. Ref. Bonds, Series 2009-1, 0.50% 2032 (1)	1,500	1,500
		21,608

WYOMING - 2.63%
Lincoln County, Pollution Control Rev. Bonds (Exxon Project):
Series 1987-A, AMT, 0.20% 2017 (1)	7,000	7,000
Series 1987-C, AMT, 0.20% 2017 (1)	3,900	3,900
Sweetwater County:
Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp Project), Series 1988-A, TECP:
0.40% 4/1/2009	7,700	7,700
0.50% 5/15/2009	4,800	4,800
Environmental Improvement Rev. Bonds (PacifiCorp Project), Series 1995, AMT, 0.75% 2025 (1)	3,800	3,800
		27,200

Total investment securities (cost: $1,027,038,000)		1,027,251
Other assets less liabilities		6,903

Net assets		$1,034,154

(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $1,027,038)		$1,027,251
Cash		8,674
Other assets		31
Receivables for:
Sales of investments	$5,555
Sales of fund's shares	943
Interest	1,956	8,454
		1,044,410
Liabilities:
Payables for:
Repurchases of fund's shares	9,790
Investment advisory services	323
Services provided by affiliates	75
Trustees' deferred compensation	33
Other	35	10,256
Net assets at March 31, 2009		$1,034,154

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,033,973
Distributions in excess of net investment income		(32)
Net unrealized appreciation		213
Net assets at March 31, 2009		$1,034,154

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (1,034,039 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$889,996	889,897	$1.00
Class R-5	144,158	144,142	1.00

See Notes to Financial Statements

Statement of operations			unaudited
for the six months ended March 31, 2009	(dollars in thousands)

Investment income:
Income:
Interest			$6,029

Fees and expenses*:
Investment advisory services	$1,928
Distribution services	240
Transfer agent services	112
Administrative services	77
Reports to shareholders	16
Registration statement and prospectus	80
Trustees' compensation	8
Auditing and legal	25
Custodian	11
State and local taxes	10
U.S. Treasury Guarantee Program	201
Other	42
Total fees and expenses before reimbursements/waivers	2,750
Less reimbursements/waivers of fees and expenses	171
Total fees and expenses after reimbursements/waivers			2,579
Net investment income			3,450

Net unrealized appreciation on investments			457

Net increase in net assets resulting from operations			$3,907

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets	(dollars in thousands)

	Six months ended March 31,		Year ended September 30,
	2009	†	2008
Operations:
Net investment income	$3,450		$15,362
Net unrealized appreciation (depreciation) on investments	457		(356)
Net increase in net assets resulting from operations	3,907		15,006

Dividends paid or accrued to shareholders
from net investment income	(3,453)		(15,362)

Net capital share transactions	102,028		313,829

Total increase in net assets	102,482		313,473

Net assets:
Beginning of period	931,672		618,199
End of period	$1,034,154		$931,672

†Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                           unaudited

1. Organization and significant accounting policies

Organization – The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, by investing primarily in securities exempt from regular federal income tax.

The fund has two share classes consisting of one retail share class (Class A) and one retirement plan share class (R-5). The retirement plan share class (R-5) is generally offered only through eligible employer-sponsored retirement plans. Each share class is sold without any sales charges and do not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation –Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the two share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the two share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Normally, the fund invests substantially in high-quality money market instruments that are issued by states, territories or possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. These instruments are exempt from regular federal income tax. However, the fund may purchase securities that would subject a shareholder to federal alternative minimum taxes. Therefore, while the fund’s distributions from tax-exempt securities are not subject to income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

The value of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest a substantial portion of its portfolio in taxable short-term debt securities in response to abnormal market conditions (which may detract from achieving the fund's objective over the short term).

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income each year. The fund is not subject to income taxes to the extent taxable income is distributed. Generally, income earned by the fund is exempt from federal income taxes.

As of and during the period ended March 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Distributions – Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2009, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$158
Short-term loss carryforwards*:
Expiring 2009	$(27)
Expiring 2010	(2)
Expiring 2011	(3)	(32)

*The short-term loss carryforwards will be used to offset any short-term gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from short-term gains while short-term loss carryforwards remain.

As of March 31, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$221
Gross unrealized depreciation on investment securities	(8)
Net unrealized appreciation on investment securities	213
Cost of investment securities	1,027,038

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class	Six months ended March 31, 2009	Year ended September 30, 2008
Class A	$3,052	$13,528
Class R-5	401	1,834
Total	$3,453	$15,362

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended March 31, 2009, total investment advisory services fees waived by CRMC were $96,000.

Due to lower short-term interest rates, CRMC agreed to pay a portion of fees and expenses. For the six months ended March 31, 2009, the total fees paid by CRMC were $61,000 and $14,000 for Classes A and R-5, respectively.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted a plan of distribution for Class A shares. Under the plan the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plan provides for payments, based on an annualized percentage of average daily net assets, of up to 0.15%. This class may use a portion of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services.

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to Class R-5 from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for Class R-5. This share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS, and AFD. No affiliated officers or directors/trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on October 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2009, all of the fund’s investment securities were classified as Level 2.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2009
Class A	$601,498	601,498	$2,819	2,819	$(525,032)	(525,032)	$79,285	79,285
Class R-5	183,439	183,439	291	291	(160,987)	(160,987)	22,743	22,743
Total net increase
(decrease)	$784,937	784,937	$3,110	3,110	$(686,019)	(686,019)	$102,028	102,028

Year ended September 30, 2008
Class A	$1,047,017	1,047,017	$12,354	12,354	$(829,292)	(829,292)	$230,079	230,079
Class R-5	362,984	362,984	1,205	1,205	(280,439)	(280,439)	83,750	83,750
Total net increase
(decrease)	$1,410,001	1,410,001	$13,559	13,559	$(1,109,731)	(1,109,731)	$313,829	313,829

(*) Includes exchanges between share classes of the fund.

7. Temporary Guarantee Program for Money Market Funds

The Board of Trustees approved participation in the U.S. Treasury Department Guarantee Program for Money Market Funds (the “Program”). Subject to provisions contained in a guarantee agreement signed by the fund, the Program guarantees that in the event the fund is liquidated, each shareholder of record on September 19, 2008, will receive $1.00 net asset value for the lesser of the shares held on September 19, 2008, and the date the fund’s net asset value falls below $0.995. Shares purchased subsequent to September 19, 2008, are not covered under the Program to the extent that the number of shares held in a particular account exceeds the number of shares held in that account on September 19, 2008. During the six months ended March 31, 2009, the fund paid total fees of $232,000, equivalent to 0.025% of the fund’s net assets as of September 19, 2008, to participate in the program through April 30, 2009. During the six months ended March 31, 2009, the expense related to these fees on the accompanying financial statements totaled $201,000.  Subsequent to March 31, 2009, the U.S. Treasury Department elected to extend the period of guarantee through September 18, 2009. The fund paid total fees of $139,000, equivalent to 0.015% of the fund’s net assets as of September 19, 2008, to participate in this extension.

Financial highlights (1)

	Net asset value, beginning of period	Net investment income (2)	Dividends (from net investment income)	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers(3)		Ratio of net income to average net assets (3)
Class A:
Six months ended 3/31/2009(4)	$1.00	$.003	$(.003)	$1.00	.33%	$890	.50	%(5)	.47	%(5)	.65	%(5)
Year ended 9/30/2008	1.00	.020	(.020)	1.00	1.99	810	.47		.43		1.93
Year ended 9/30/2007	1.00	.031	(.031)	1.00	3.19	580	.51		.47		3.14
Year ended 9/30/2006	1.00	.027	(.027)	1.00	2.76	460	.52		.48		2.73
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.63	405	.53		.50		1.61
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.49	418	.53		.53		.49
Class R-5:
Six months ended 3/31/2009(4)	1.00	.003	(.003)	1.00	.32	144	.53	(5)	.50	(5)	.55	(5)
Year ended 9/30/2008	1.00	.019	(.019)	1.00	1.96	122	.51		.47		1.85
Year ended 9/30/2007	1.00	.031	(.031)	1.00	3.15	38	.55		.52		3.09
Year ended 9/30/2006	1.00	.027	(.027)	1.00	2.72	30	.56		.52		2.69
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.59	27	.56		.53		1.63
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.45	21	.57		.57		.47

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. In addition, for the six months ended March 31, 2009, due to lower short-term interest rates, CRMC agreed to pay a portion of fees and expenses.

(4) Unaudited.
(5) Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008, through March 31, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 10/1/2008	Ending account value 3/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,003.31	$2.35	.47%
Class A -- assumed 5% return	1,000.00	1,022.59	2.37	.47
Class R-5 -- actual return	1,000.00	1,003.18	2.50	.50
Class R-5 -- assumed 5% return	1,000.00	1,022.44	2.52	.50

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Offices of the funds and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The reports also are available on the SEC and American Funds websites.

The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after June 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
American Funds Money Market Fund SM
>The Cash Management Trust of America®
>The Tax-Exempt Money Fund of AmericaSM
>The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-960-0509P

Litho in USA AGD/CG/8090-S16771

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE U.S. TREASURY MONEY FUND OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: June 8, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: June 8, 2009